CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME Statement (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Net earnings (loss) including noncontrolling interests	$ (420)	$ 22	$ 1,366
Scenario, Previously Reported [Member]
Net earnings (loss) including noncontrolling interests	(420)	22	1,366
Foreign currency translation adjustments	15	(21)	34
Unrealized gain (loss) on available-for-sale securities	2	(26)	58
Unrealized loss on cash flow hedging instruments	0	0	(2)
Reclassification adjustment for gain on available-for-sale investments	0	(48)	0
Comprehensive income (loss) including noncontrolling interests	(403)	(73)	1,456
Comprehensive loss attributable to noncontrolling interests	(27)	(1,241)	(46)
Comprehensive income (loss) attributable to Best Buy Co., Inc. shareholders	$ (430)	$ (1,314)	$ 1,410